Consolidated Statements of Financial Position (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current Assets:
Cash and cash equivalents	$ 328,930	$ 252,698
Marketable securities	12,026	30,406
Receivables, less allowances of $20,362 and $16,709, respectively	374,200	352,094
Inventories	59,643	54,732
Prepaid expenses and other assets	38,295	40,864
Deferred customer acquisition costs	30,403	34,377
Deferred taxes	90,609	11,558
Assets of discontinued operations	17	51,004
Total Current Assets	934,123	827,733
Property and Equipment:
At cost	541,817	440,049
Less: accumulated depreciation	(235,058)	(173,151)
Net Property and Equipment	306,759	266,898
Other Assets:
Goodwill	3,161,980	3,125,293
Intangible assets, primarily trade names, service marks and trademarks, net	2,543,539	2,653,511
Notes receivable	23,322	22,550
Long-term marketable securities	130,456	110,177
Other assets	8,846	7,164
Debt issuance costs	37,798	52,366
Assets of discontinued operations		32,398
Total Assets	7,146,823	7,098,090
Current Liabilities:
Accounts payable	81,641	72,645
Accrued liabilities:
Payroll and related expenses	85,346	85,647
Self-insured claims and related expenses	73,071	81,278
Accrued interest payable	67,011	69,645
Other	70,103	83,114
Deferred revenue	473,242	449,647
Liabilities of discontinued operations	805	16,300
Current portion of long-term debt	51,838	49,412
Total Current Liabilities	903,057	907,688
Long-Term Debt	3,824,032	3,899,075
Other Long-Term Liabilities:
Deferred taxes	1,036,693	934,971
Liabilities of discontinued operations	2,070	4,848
Other long-term obligations, primarily self-insured claims	133,052	163,981
Total Other Long-Term Liabilities	1,171,815	1,103,800
Commitments and Contingencies (See Note 9)
Shareholder's Equity:
Common stock $0.01 par value, authorized 1,000 shares; issued 1,000 shares
Additional paid-in capital	1,464,293	1,455,881
Retained deficit	(210,162)	(250,983)
Accumulated other comprehensive loss	(6,212)	(17,371)
Total Shareholder's Equity	1,247,919	1,187,527
Total Liabilities and Shareholder's Equity	$ 7,146,823	$ 7,098,090